ML LIFE INSURANCE COMPANY
OF NEW YORK
ML of New York Variable Annuity
Separate Account C
Supplement Dated August 17, 2009
to the
Prospectus For
CONSULTS ANNUITY® (Dated May  1, 2008)
This supplement describes changes to the variable annuity contracts listed above (the “Contracts”) issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
Liquidation of Portfolios
We have been advised that the MLIG Variable Insurance Trust consisting of the following portfolios:

Roszel/AllianceBernstein Large Cap Core Portfolio	Roszel/Allianz NFJ Mid Cap Value Portfolio
Roszel/BlackRock Equity Dividend Portfolio	Roszel/BlackRock Fixed-Income Portfolio
Roszel/Cadence Mid Cap Growth Portfolio	Roszel/Davis Large Cap Value Portfolio
Roszel/Delaware Small-Mid Cap Growth Portfolio	Roszel/Fayez Sarofim Large Cap Core Portfolio
Roszel/JPMorgan International Equity Portfolio	Roszel/Lazard International Portfolio
Roszel/Lord Abbett Large Cap Value Portfolio	Roszel/Marsico Large Cap Growth Portfolio
Roszel/NWQ Small Cap Value Portfolio	Roszel/Santa Barbara Conservative Growth Portfolio
(the “Liquidated Portfolios”) will liquidate on or about October 23, 2009 (the “Liquidation Date”). Because of the liquidation, the subaccounts investing in the Liquidated Portfolios (the “Liquidated Subaccounts”) will be closed effective as of the close of business on the Liquidation Date.
If you have given us allocation instructions for premium payments, transfers, or other purposes (for example, the Dollar Cost Averaging Program or Rebalancing Program) directing us to invest in the Liquidated Subaccounts, you will need to provide us with new instructions for amounts that would have otherwise gone into those Liquidated Subaccounts. If you are enrolled in the Dollar Cost Averaging Program or Rebalancing Program and we do not receive updated allocation instructions from you as of the Liquidation Date, then the Liquidated Subaccounts used in the programs will be replaced by the BlackRock Money Market V.I. Subaccount (the “Money Market Subaccount”) on the Liquidation Date. If your premium allocation instructions include one or more Liquidated Subaccount, new allocation instructions must accompany the first premium payment after the Liquidation Date. If we do not receive new allocation instructions, the premium payment will be rejected.
Notice to Contract Owners
Prior to the Liquidation Date, you may transfer any contract value allocated to the Liquidated Subaccounts to another subaccount. There is no charge for this transfer and it will not count against the number of free transfers permitted annually. The new portfolios available for investment represent a wide variety of investment objectives and strategies. Please see the section entitled “Addition of Portfolios” below for a list of the available portfolios. In addition, the prospectuses for each new portfolio, which contain information about its objectives, investment strategies, risks, fees, and expenses will accompany this supplement.
If you still have contract value allocated to the Liquidated Subaccounts on the Liquidation Date, shares of the Liquidated Portfolios held for you in the Liquidated Subaccounts will be exchanged for shares of the BlackRock Money Market V.I. Fund (the “Money Market Portfolio”), of equal value on the Liquidation Date, and held in the Money Market Subaccount. There is no charge for this exchange and it will not count against the number of free transfers permitted annually. The Money Market Portfolio seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Money Market Portfolio’s investment objective seeks to preserve capital, maintain liquidity, and achieve the highest possible current income. However, there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the Money Market Portfolio subaccount may become extremely low and possibly negative.

In May you received a new prospectus for the Money Market Portfolio which contains information about its objectives, investment strategies, risks, fees, and expenses. Please read it carefully. You may also call the number below to obtain additional copies of the prospectuses for the Money Market Portfolio or any of the new subaccounts available for investment. As mentioned above, if you would like to make a transfer directly from the Liquidated Subaccounts into one or more of the new portfolios available for investment, we must receive instructions from you prior to the Liquidation Date. Contact us at:
ML Life Insurance Company of New York
Service Center
4333 Edgewood Road, NE
Cedar Rapids, Iowa 52499-0001
800-333-6524
New Addresses and Phone Numbers
The following addresses and phone numbers replace all references in the Prospectus:
ML Life Insurance Company of New York
Home Office: 4 Manhattanville Road
Purchase, New York 10577
Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 333-6524
New Date of the Statement of Additional Information
The date of the Statement of Additional Information has changed to August 17, 2009. All references to the date of the Statement of Additional Information in the prospectus should be changed to this date.
Addition of Portfolios
The following investment choices will be added to your Contract on or about August 24, 2009.
Transamerica Series Trust – Service Class
Subadvised by American Century Investment Management, Inc.
Transamerica American Century Large Company Value VP
Subadvised by BlackRock Financial Management, Inc.
Transamerica BlackRock Tactical Allocation VP
Subadvised by BlackRock Investment Management, LLC
Transamerica BlackRock Large Cap Value VP
Subadvised by J.P. Morgan Investment Management Inc.
Transamerica JPMorgan Mid Cap Value VP
Transamerica JPMorgan Enhanced Index VP
Subadvised by Jennison Associates LLC
Transamerica Jennison Growth VP
Subadvised by MFS®Investment Management
Transamerica MFS International Equity VP
Subadvised by Columbia Management Advisors, LLC
Transamerica Marsico Growth VP
Subadvised by Pacific Investment Management Company LLC
Transamerica PIMCO Total Return VP
Subadvised by T. Rowe Price Associates, Inc.
Transamerica T. Rowe Price Equity Income VP
Transamerica T. Rowe Price Small Cap VP

Subadvised by Templeton Investment Counsel, LLC and
Transamerica Investment Management, LLC
Transamerica Templeton Global VP
Transamerica Investment Management, LLC
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Tranamerica Small-Mid Cap Value VP
Transamerica U.S. Government Securities VP
Subadvised by Morgan Stanley Investment Management Inc.
Transamerica Van Kampen Active International Allocation VP
Transamerica Van Kampen Large Cap Core VP
Subadvised by Van Kampen Asset Management
Transamerica Van Kampen Mid-Cap Growth VP
Due to the liquidation of the Portfolios and the addition of these funds, the Consults Annuity® is no longer part of the Merrill Lynch, Pierce, Fenner and Smith Incorporated Consults Program. Thus, all references to this program in your Prospectus are hereby deleted.
The following replaces, the FEE TABLE in the Prospectus:
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)	None
Transfer Fee[1]	$25
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses
Annual Contract Fee[2]	$50
Separate Account Annual Expenses (as a % of average Separate Account value) Current and Maximum Asset-Based Insurance Charge[3]	1.85%
The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2008, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

[1]	There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

[2]	The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $75,000.

[3]	If your contract value is $250,000 or greater on specified dates, a Contract Value Credit will be added to your contract value that effectively reduces the rate of this charge. This potential reduction is not reflected in the fee table.

Range of Expenses for the Funds[4]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all
expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.63%	7.86%

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses and Annual Fund Operating Expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:
     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$948	$2,713	$4,305	$7,704
     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$251	$773	$1,321	$2,816
Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.
The Example does not reflect the $50 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the “Charges and Discussions” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.
The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus Supplement.

[4]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007 or estimated for the current year. Current or future expenses may be greater or less than those shown.
Please contact the Service Center at (800)-333-6524 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time) to obtain an additional copy of the prospectus for any Fund available as an investment choice under the Contract.
We do not guarantee that each Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

The following replaces the “Certain Payments We Receive With Regard to the Funds” section of the Prospectus:
Certain Payments We Receive With Regard to the Funds
We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0% to 0.25%.
The following section is added to the Prospectus:
Financial Condition of the Company
Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your account value and our ability to meet the guarantees under the Contract.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.

The following replaces, the Experts section of the Prospectus:
Experts
The financial statements of ML Life Insurance Company of New York as of December 31, 2008 and 2007, and for the years then ended, and the financial statements of the ML of New York Variable Annuity Separate Account C as of December 31, 2008, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
The financial statements for the period ended December 31, 2006, incorporated by reference in this Prospectus and included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and incorporated by reference.  Such financial statements have been so included and incorporated by reference in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

The following replaces, the ACCUMULATION UNIT VALUES section of the prospectus:
ACCUMULATION UNIT VALUES
(Condensed Financial Information)

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Roszel/Lord Abbett Large Cap Value Portfolio	2008	$16.53	$10.70	0.0
Subaccount Inception Date September 10, 2002	2007	$16.23	$16.53	8,808.3
	2006	$13.98	$16.23	15,222.9
	2005	$13.92	$13.98	14,769.5
	2004	$12.59	$13.92	35,395.3
	2003	$9.87	$12.59	31,238.2
	2002	$9.93	$9.87	3,598.9

Roszel/Davis Large Cap Value Portfolio	2008	$14.41	$8.94	1,747.4
Subaccount Inception Date September 10, 2002	2007	$14.44	$14.41	5,617.5
	2006	$12.27	$14.44	5,575.1
	2005	$12.00	$12.27	7657.9
	2004	$10.70	$12.00	7,654.3
	2003	$8.43	$10.70	7,791.7
	2002	$8.87	$8.43	3,183.8

Roszel/BlackRock Equity Dividend Portfolio(1)	2008	$14.73	$8.46	3,077.9
Subaccount Inception Date September 10, 2002	2007	$15.34	$14.73	12,677.7
	2006	$13.03	$15.34	12,070.7
	2005	$12.99	$13.03	14,345.3
	2004	$11.61	$12.99	18,946.6
	2003	$9.35	$11.61	22,162.8
	2002	$9.49	$9.35	16,710.0

Roszel/Fayez Sarofim Large Cap Core Portfolio	2008	$13.87	$8.90	0.0
Subaccount Inception Date September 10, 2002	2007	$13.02	$13.87	5,672.2
	2006	$11.73	$13.02	5,666.5
	2005	$11.54	$11.73	5,661.5
	2004	$11.17	$11.54	6,757.3
	2003	$8.96	$11.17	8,746.0
	2002	$9.56	$8.96	1,940.2

Roszel/AllianceBernstein Large Cap Core Portfolio	2008	$12.94	$6.49	0.0
Subaccount Inception Date September 10, 2002	2007	$11.66	$12.94	0.0
	2006	$11.66	$11.66	1,630.5
	2005	$10.99	$11.66	1,605.5
	2004	$10.79	$10.99	3,030.1
	2003	$8.80	$10.79	4,424.8
	2002	$9.49	$8.80	2,955.8

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Roszel/Santa Barbra Conservative Growth Portfolio(2)	2008	$12.17	$7.75	3,357.0
Subaccount Inception Date September 10, 2002	2007	$11.49	$12.17	7,186.3
	2006	$10.66	$11.49	11,334.7
	2005	$10.82	$10.66	10,737.8
	2004	$10.59	$10.82	18,397.6
	2003	$9.03	$10.59	14,777.3
	2002	$9.70	$9.03	2,070.4

Roszel/Marsico Large Cap Growth Portfolio II(3)	2008	$14.04	$6.60	0.0
Subaccount Inception Date September 10, 2002	2007	$11.83	$14.04	6,822.3
	2006	$12.56	$11.83	7,065.1
	2005	$11.60	$12.56	6,833.5
	2004	$10.87	$11.60	22,651.4
	2003	$8.83	$10.87	17,481.9
	2002	$9.58	$8.83	0.0

Roszel/Marsico Large Cap Growth Portfolio(3)	2008	$14.24	$8.05	0.0
Subaccount Inception Date September 10, 2002	2007	$11.86	$14.24	6,124.1
	2006	$11.43	$11.86	2,316.4
	2005	$11.31	$11.43	2,301.5
	2004	$11.02	$11.31	4,553.8
	2003	$8.89	$11.02	4,615.0
	2002	$9.33	$8.89	0.0

Roszel/Cadence Mid Cap Growth Portfolio	2008	$16.01	$8.71	0.0
Subaccount Inception Date September 10, 2002	2007	$13.30	$16.01	8,166.4
	2006	$12.59	$13.30	1,016.1
	2005	$11.39	$12.59	951.3
	2004	$10.91	$11.39	4,871.9
	2003	$8.54	$10.91	5,368.2
	2002	$9.31	$8.54	3,009.7

Roszel/NWQ Small Cap Value Portfolio	2008	$17.62	$9.04	0.0
Subaccount Inception Date September 10, 2002	2007	$19.00	$17.62	4,310.3
	2006	$16.12	$19.00	8,035.1
	2005	$14.68	$16.12	9,497.9
	2004	$11.54	$14.68	9,502.5
	2003	$7.67	$11.54	3,544.1
	2002	$8.28	$7.67	0.0

Roszel/Delaware Small-Mid Cap Growth Portfolio	2008	$14.19	$7.55	0.0
Subaccount Inceptions Date September 10, 2002	2007	$12.75	$14.19	3,891.0
	2006	$11.82	$12.75	4,940.1
	2005	$11.17	$11.82	10,442.7
	2004	$10.10	$11.17	12,758.8
	2003	$7.55	$10.10	5,464.5
	2002	$8.63	$7.55	1,155.1

Roszel/Lazard International Portfolio	2008	$17.45	$11.03	0.0
Subaccount Inception Date September 10, 2002	2007	$16.44	$17.45	5,708.9
	2006	$13.63	$16.44	9,384.5
	2005	$12.80	$13.63	6,094.0
	2004	$11.21	$12.80	9,103.4
	2003	$8.85	$11.21	4,434.2
	2002	$8.98	$8.85	0.0

Roszel/JPMorgan International Equity Portfolio	2008	$18.45	$10.60	1,473.5
Subaccount Inception Date September 10, 2002	2007	$17.43	$18.45	5,862.7
	2006	$14.61	$17.43	5,459.0
	2005	$12.73	$14.61	1,362.1
	2004	$11.60	$12.73	2,525.9
	2003	$8.83	$11.60	2,672.4
	2002	$9.21	$8.83	0.0

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Roszel/BlackRock Fixed-Income Portfolio II(4)	2008	$11.41	$12.25	1,700.2
Subaccount Inception Date September 10, 2002	2007	$10.91	$11.41	14,338.6
	2006	$10.72	$10.91	14,200.1
	2005	$10.68	$10.72	13,096.5
	2004	$10.47	$10.68	31,486.3
	2003	$10.47	$10.47	26,210.8
	2002	$10.36	$10.47	6,542.5

Roszel/BlackRock Fixed-Income Portfolio(4)	2008	$10.72	$10.70	0.0
Subaccount Inception Date September 10, 2002	2007	$10.29	$10.72	25,231.6
	2006	$10.16	$10.29	23,509.0
	2005	$10.25	$10.16	22,200.1
	2004	$10.23	$10.25	27,966.8
	2003	$10.18	$10.23	25,420.8
	2002	$10.07	$10.18	9,544.4

Roszel/Allianz NFJ Mid Cap Value Portfolio	2008	$12.05	$7.25	0.0
Subaccount Inception Date September 10, 2002	2007	$12.14	$12.05	2,616.3
	2006	$10.97	$12.14	4,410.4
	2005	$11.12	$10.97	4,410.4
	2004	$10.26	$11.12	6,682.8
	2003	$7.89	$10.26	4,706.4
	2002	$8.89	$7.89	1,263.8

BlackRock Money Market V.I. Fund	2008	$10.40	$10.47	0.0
Subaccount Inception Date September 10, 2002	2007	$10.11	$10.40	0.0
	2006	$9.85	$10.11	0.0
	2005	$9.77	$9.85	0.0
	2004	$9.86	$9.77	1,516.4
	2003	$9.97	$9.86	6,160.7
	2002	$9.99	$9.97	46,293.8

(1)	Formerly known as Roszel/BlackRock Relative Value Portfolio. (2) Formerly known as Roszel/Rittenhouse Large Cap Growth Portfolio.

(3)	On January 23, 2009 Roszel/Loomis Sayles Large Cap Growth Portfolio changed its name to Roszel/Marsico Large Cap Growth Portfolio II and on March 13, 2009, the Roszel/Marsico Large Cap Growth Portfolio II will merge into the Roszel/Marsico Large Cap Growth Portfolio.

(4)	On May 1, 2009 Roszel/Lord Abbett Government Securities Portfolio will change its name to Roszel/Black Fixed-Income Portfolio II. On July 10, 2009 Roszel/BlackRock Fixed-Income Portfolio II will merge into Roszel/BlackRock Fixed-Income Portfolio.
The subaccounts investing in the Transamerica American Century Large Company Value VP, Transamerica BlackRock Tactical Allocation VP, Transamerica BlackRock Large Cap Value VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Jennison Growth VP, Transamerica MFS International Equity VP, Transamerica Marsico Growth VP, Transamerica PIMCO Total Return VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Small-Mid Cap Value VP, Transamerica U.S. Government Securities VP , Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Large Cap Core VP, and Transamerica Van Kampen Mid-Cap Growth VP, portfolios had not commenced operations as of December 31, 2008 therefore, comparable data is not available.
* * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 (for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.